Operations and Summary of Significant Accounting Principles (Narrative) (Details)	12 Months Ended
Feb. 28, 2017 CAD
Operations And Summary Of Significant Accounting Principles 1	CAD 0
Operations And Summary Of Significant Accounting Principles 2	496,456
Operations And Summary Of Significant Accounting Principles 3	603,502
Operations And Summary Of Significant Accounting Principles 4	CAD 553,187